Financing Arrangements	12 Months Ended
Dec. 31, 2016
Debt Disclosure [Abstract]
Financing Arrangements

10. FINANCING ARRANGEMENTS

Credit facilities

On June 2, 2016, the Company entered into a new first lien term loan in the aggregate amount of $1,300,000, which matures on June 2, 2023 (the “2016 First Lien Term Loan”) and an amendment to its asset-based revolving credit facility (the “ABL Facility”) to extend its maturity date to June 2, 2021. The net proceeds from the 2016 First Lien Term Loan of $1,293,500 (which was net of original issue discount of $6,500), were used to repay the amounts outstanding under the 2012 issuance of a $925,000 first lien term loan (the “2012 First Lien Term Loan”) and the 2012 issuance of a $375,000 second lien term loan (the “2012 Second Lien Term Loan”) (collectively, the “ Prior Term Loans”), pay related accrued interest of $11,990, pay a prepayment penalty of $3,735 and pay debt issuance costs of $15,449. Proceeds of $3,619 were retained for working capital and other purposes.

On July 21, 2016, using proceeds from the sale of its common stock in the IPO, the Company voluntarily repaid $205,000 of the 2016 First Lien Term Loan. The Company applied the voluntary repayment to all the scheduled payments that would have fallen due prior to the maturity of the 2016 First Lien Term Loan and also to a portion of the single payment due June 2, 2023.

On December 7, 2016, the Company issued $400,000 in aggregate principal amount of 5.50% Senior Unsecured Notes due 2024 (the “Senior Unsecured Notes”), and used the net proceeds of $395,931 together with cash on hand, to voluntarily repay $400,000 of outstanding borrowings under its 2016 First Lien Term Loan. Concurrently, the Company completed a repricing amendment that resulted in a 75 basis point decrease in interest rates for the 2016 First Lien Term Loan. As a result of these repayments, at December 31, 2016, the only required future payment under the 2016 First Lien Term Loan is a single payment of $695,000 due on its maturity date of June 2, 2023.

The Company’s debt consisted of the following:

	December 31, 2016	January 2, 2016
2016 First Lien Term Loan, with floating interest rates, maturing June 2, 2023, net of original issue discount of $4,526	$663,720	$—
2016 First Lien Term Loan, held by related party, net of original issue discount of $181	26,573	—
Senior Unsecured Notes (including related party principal of $40,000)	400,000	—
2012 First Lien Term Loan, net of original issue discount of $2,399	—	894,851
2012 Second Lien Term Loan, net of original issue discount of $2,438	—	340,562
2012 Second Lien Term Loan, held by related party, net of original issue discount of $228	—	31,772
Debt issuance costs	(11,638)	(11,071)
Capitalized lease obligations maturing through Fiscal 2018	276	861
Insurance premium financing	—	1,583

	1,078,931	1,258,558
Less: current maturities	(274)	(24,721)

Total debt	$1,078,657	$1,233,837

As a result of the Fiscal 2016 financing transactions discussed above, deferred loan fees, original issue discount and new third party fees were assessed and accounted for pursuant to ASC 470-50 as follows:

•	In connection with the issuance of the 2016 First Lien Term Loan and repayment of the Prior Term Loans on June 2, 2016, the Company recognized $825 and $1,336 in expense related to the write off of original issue discount and a portion of the unamortized deferred financing fees, respectively, associated with the Prior Term Loans. Of the $15,449 debt issuance costs incurred in connection with these transactions, $11,896 were expensed and $3,553 were capitalized. Fees capitalized of $2,896 related to the 2016 First Lien Term Loan are recognized in “Long-term debt, net of current maturities” and $657 related to the ABL Facility are recognized in “Other assets.” After considering the impact of the amortization of original issue discount and deferred financing fees, the effective interest rate for the 2016 First Lien Term Loan was approximately 5.03% at the issue date.

•	In connection with the voluntary prepayment of $205,000 that occurred on July 21, 2016, the Company wrote off $1,900 and $1,466 in deferred financing fees and original issue discount, respectively, during the third quarter of 2016.

•	In connection with the repricing amendment, the Company wrote off nominal amounts of deferred financing fees and original issue discount. New fees incurred to effect the repricing totaled $2,693, of which $1,949 were expensed and $744 were capitalized.

•	In connection with the prepayment of $400,000 that occurred on December 7, 2016, the Company wrote off $2,732 and $3,811 of original issue discount and deferred financing fees, respectively, during the fourth quarter of 2016.

Fees capitalized are being amortized over the term of the 2016 First Lien Term Loan. The effective interest rate for the 2016 First Lien Term Loan was approximately 4.27% at December 7, 2016. Deferred financing fees and original issue discount written off as well as new fees expensed are recognized in Refinancing charges in the Consolidated Statements of Operations and Comprehensive Income.

Interest on borrowings under the 2016 First Lien Term Loan varies based on either LIBOR or a bank base rate, plus a margin as set forth in the following table:

Total Net Leverage Ratio	LIBOR Loans	Bank Base Rate Loans
Less than or equal to 4.00:1.00	3.50%	2.50%
Greater than 4.00:1.00	3.00%	2.00%

During both Fiscal 2016 and Fiscal 2015, the Company’s debt was subject to LIBOR loan margins. At December 31, 2016, the interest rate for the 2016 First Lien Term Loan was 4.00%. At January 2, 2016, the interest rate for borrowings on the 2012 First Lien Term Loan was 5.75% and for the 2012 Second Lien Term Loan it was 9.50%.

The 2016 First Lien Term Loan is collateralized by a first-priority security interest in substantially all of the Company’s assets, except for accounts receivable, inventory and cash and cash equivalents, which together serve as first-priority collateral for the ABL Facility, on which the 2016 First Lien Term Loan maintains a second-priority interest. The 2016 First Lien Term Loan agreement includes certain non-financial covenants, which include limitations on the Company’s ability to incur additional indebtedness, issue preferred stock, pay dividends, make distributions on its capital stock, repurchase its capital stock, make certain investments, create liens on its assets, enter into transactions with affiliates, transfer and sell assets, merge, consolidate or sell all or substantially all of its assets. Such covenants also create restrictions on dividends and certain payments by its restricted subsidiaries. At December 31, 2016, the Company was in compliance with all such covenants. The 2016 First Lien Term Loan agreement also includes financial maintenance covenants that only apply under certain conditions. The 2016 First Lien Term Loan agreement also requires mandatory annual prepayment of certain excess cash flow, as applicable. No excess cash flow prepayment is required with respect to Fiscal 2016.

The 2012 First Lien Term Loan agreement also required a mandatory prepayment of certain excess cash flow. In the second quarter of Fiscal 2016, the Company made a mandatory prepayment related to an excess cash flow of approximately $13,407 that related to Fiscal 2015. However, certain debt holders exercised their option to reject the prepayment and, therefore, $2,815 of the prepayment was returned to the Company.

The maximum borrowing limit on the ABL Facility is $175,000 and such maximum borrowing limit is further subject to a borrowing base limitation that is derived from applying defined calculations to inventory and accounts receivable balances. The ABL Facility agreement includes certain non-financial covenants, as well as certain financial maintenance covenants that only apply under certain conditions. Availability under the ABL Facility was as follows:

	December 31, 2016	January 2, 2016
Borrowing base limitation	$125,114	$130,941
Less: outstanding letters of credit	5,469	5,498

Net availability	$119,645	$125,443

The Senior Unsecured Notes were issued pursuant to an indenture, dated December 7, 2016 (the “Indenture”), at an issue price of 100% of the principal amount of the Notes, in a private placement to “qualified institutional buyers” as defined in Rule 144A under the Securities Act of 1933, and outside the US to non-U.S. persons pursuant to Regulation S under the Securities Act. The Notes mature on December 15, 2024 and bear interest at a rate of 5.50% per annum, payable semi-annually on June 15 and December 15 of each year, commencing on June 15, 2017. The Senior Unsecured Notes are guaranteed, jointly and severally, by all of the Company’s subsidiaries.

Aggregate fees of $5,087 were incurred in connection with the issuance of the Senior Unsecured Notes. Such fees were capitalized and are being amortized over the term of the Senior Unsecured Notes. The effective interest rate for the Senior Unsecured Notes was approximately 5.63% at December 7, 2016.

The Company may redeem the Senior Unsecured Notes, in whole or in part as follows:

•	at any time prior to December 15, 2019 at a redemption price equal to 100% of the principal amount, plus applicable accrued and unpaid interest, if any, plus an Applicable Premium, as described in the Indenture and as summarized below; and

•	at any time on or after December 15, 2019, at a redemption price equal to the following percentages of the principal amount, plus applicable accrued and unpaid interest, if any:

Year ending December 14,	Percentage
2020	104.125%
2021	102.750%
2022	101.375%
2023 and thereafter	100.000%

The Applicable Premium is the greater of:

A)	1.0% of the principal amount of such Note; and

B)	the excess, if any, of (a) the present value at such redemption date of (i) the redemption price at December 15, 2019 (see redemption prices above) plus (ii) all required interest payments due through December 15, 2019 (excluding accrued but unpaid interest to the redemption date), computed using a discount rate equal to the treasury rate plus 50 basis points; over (b) the then outstanding principal amount.

At any time prior to December 15, 2019, the Company may also redeem up to 40% of the aggregate principal amount of the Senior Unsecured Notes with the proceeds from certain equity offerings at a redemption price equal to 105.50% of the aggregate principal amount of the Notes, plus applicable accrued and unpaid interest, if any. Upon the occurrence of certain change of control transactions, the Company will be required to offer to repurchase the Notes at 101% of the principal amount, plus applicable accrued and unpaid interest, if any.

The Indenture contains covenants that, among other things, restrict the ability of the Company and its restricted subsidiaries to incur or guarantee additional indebtedness or issue disqualified stock or preferred stock; pay dividends and make other restricted payments; incur restrictions on the payment of dividends or other distributions from restricted subsidiaries that are not guarantors; create or incur certain liens; make certain investments; transfer or sell assets; engage in transactions with affiliates; and merge or consolidate with other companies or transfer all or substantially all of its assets. These covenants are subject to a number of limitations and exceptions as set forth in the Indenture.

The Indenture also provides for customary events of default, including failure to pay any principal or interest when due, failure to comply with covenants and cross acceleration provisions. In the case of an event of default arising from specified events of bankruptcy or insolvency, all outstanding amounts of the Senior Unsecured Notes will become due and payable immediately without further action or notice. If any other event of default under the Indenture occurs or is continuing, the trustee or holders of at least 30% in aggregate principal amount of the then outstanding Senior Unsecured Notes may declare all of the Senior Unsecured Notes to be immediately due and payable.

Future maturities of long-term debt were as follows at December 31, 2016:

Fiscal year 2017	$274
Fiscal year 2018	2
Thereafter	1,095,000

1,095,276
Less: amounts representing interest resulting from amortization of original issue discount	(4,707)

$1,090,569